UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:
June 26, 2007 to July 25, 2007

Commission File Number of issuing entity: 333-130223-13

Chase Mortgage Finance Trust Series 2007-S2
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-130223

Chase Mortgage Finance Corporation
(Exact name of depositor as specified in its charter)

Chase Home Finance LLC
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

86-1169040
(I.R.S. Employer Identification No.)

194 Wood Avenue South, Iselin, New Jersey	08830
(Address of principal executive offices of the issuing entity)	(Zip Code)

(732) 205-0600
(Telephone number, including area code)

No Change
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
IA1			X
IA3			X
IA4			X
IA5			X
IA6			X
IA7			X
IA8			X
IA9			X
IIA1			X
AP			X
AR			X
AM			X
M1			X
B1			X
B2			X
B3			X
B4			X
B5			X
IA2			X
IAX			X
IIAX			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes ☒ No ☐

Part I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

On July 25, 2007 a distribution was made to holders of Chase Mortgage Finance Trust Series 2007-S2.

The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(a), Exhibit 99.1 for the related information.

Part II — OTHER INFORMATION

Item 9. Exhibits

(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1) Monthly report distributed to holders of Chase Mortgage Finance Trust Series 2007-S2, relating to the July 25, 2007 distribution.

(b) The exhibits required to be filed by registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

[SIGNATURE PAGE FOLLOWS]

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Chase Mortgage Finance Corporation
(Depositor)

/s/ Bruce J. Friedman
_________________________________
By: Bruce J. Friedman
Title: Vice President

Date: July 27, 2007

EXHIBIT INDEX

Exhibit Number	Description

EX-99.1	Monthly report distributed to holders of Chase Mortgage Finance Trust Series 2007-S2, relating to the July 25, 2007 distribution.

Chase Mortgage Finance Trust, Series 2007-S2
July 25, 2007

Table of Contents

Distribution Report	2
Factor Report	3
Components Distribution Report	4
Delinquency by Group	8
Delinquency Totals	8
Delinquency Trend Group	9
Bankruptcy Group Report	9
Foreclosure Group Report	9
REO Group Report	10
REO Property Scheduled Balance	10
Prepayment Liquidated Loan Report	10
Realized Loss Group Report	11
Investor Supplemental Report	13

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:
Mary J. Davis
Bank of New York - Structured Finance Services
601 Travis Street, 16th Floor
Houston, Texas 77002
Tel: (713) 483-6216 / Fax: (713) 483-6627
Email: maryjo.davis@bankofny.com

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
July 25, 2007

DISTRIBUTION IN DOLLARS
CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
IA1	186,000,000.00	174,664,653.45	3,606,106.44	868,956.65	4,475,063.09	0.00	0.00	171,058,547.01
IA3	29,152.00	29,739.43	0.00	0.00	0.00	0.00	148.70	29,888.13
IA4	27,000,000.00	27,000,000.00	0.00	135,000.00	135,000.00	0.00	0.00	27,000,000.00
IA5	18,000,000.00	18,000,000.00	0.00	90,000.00	90,000.00	0.00	0.00	18,000,000.00
IA6	50,000,000.00	50,000,000.00	0.00	250,000.00	250,000.00	0.00	0.00	50,000,000.00
IA7	45,972,000.00	45,972,000.00	0.00	229,860.00	229,860.00	0.00	0.00	45,972,000.00
IA8	51,012,000.00	51,012,000.00	0.00	255,060.00	255,060.00	0.00	0.00	51,012,000.00
IA9	53,512,000.00	53,512,000.00	0.00	267,560.00	267,560.00	0.00	0.00	53,512,000.00
IIA1	153,579,914.00	149,145,998.91	3,254,414.61	683,585.83	3,938,000.44	0.00	0.00	145,891,584.30
AP	560,644.00	557,828.38	832.36	0.00	832.36	0.00	0.00	556,996.02
AR	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
AM	9,151,000.00	9,096,598.49	13,919.80	44,496.88	58,416.68	0.00	0.00	9,082,678.69
M1	7,930,900.00	7,883,751.83	12,063.87	38,564.13	50,628.00	0.00	0.00	7,871,687.96
B1	3,050,300.00	3,032,166.37	4,639.88	14,832.13	19,472.01	0.00	0.00	3,027,526.49
B2	1,525,200.00	1,516,132.88	2,320.02	7,416.31	9,736.33	0.00	0.00	1,513,812.86
B3	1,220,100.00	1,212,846.67	1,855.92	5,932.76	7,788.68	0.00	0.00	1,210,990.75
B4	610,100.00	606,473.03	928.04	2,966.62	3,894.66	0.00	0.00	605,544.99
B5	915,142.91	909,702.51	1,392.04	4,449.90	5,841.94	0.00	0.00	908,310.47
TOTALS	610,068,552.91	594,151,891.95	6,898,472.98	2,898,681.21	9,797,154.19	0.00	148.70	587,253,567.67
IA2	186,000,000.00	174,664,653.45	0.00	4,366.62	4,366.62	0.00	0.00	171,058,547.01
IAX	16,589,702.95	16,008,849.59	0.00	80,044.25	80,044.25	0.00	0.00	15,720,674.40
IIAX	10,975,012.74	10,667,246.81	0.00	48,891.55	48,891.55	0.00	0.00	10,327,161.27
AP1	506,743.44	504,794.97	633.85	0.00	633.85	0.00	0.00	504,161.12
AP2	53,900.56	53,033.41	198.51	0.00	198.51	0.00	0.00	52,834.90

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
July 25, 2007

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE
CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS-THRU RATE
IA1	16163EAA6	939.05727661	19.38766903	4.67180995	24.05947898	919.66960758	5.970000%
IA3	16163EAC2	1,020.15059001	0.00000000	0.00000000	0.00000000	1,025.25144072	6.000000%
IA4	16163EAD0	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IA5	16163EAE8	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IA6	16163EAF5	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IA7	16163EAG3	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IA8	16163EAH1	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IA9	16163EAJ7	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IIA1	16163EAL2	971.12958997	21.19036614	4.45101063	25.64137678	949.93922382	5.500000%
AP	16163EAU2	994.97788258	1.48464980	0.00000000	1.48464980	993.49323278	0.000000%
AR	16163EAV0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	6.000000%
AM	16163EAW8	994.05512949	1.52112337	4.86251557	6.38363895	992.53400612	5.869915%
M1	16163EAX6	994.05512994	1.52112245	4.86251623	6.38363868	992.53400749	5.869915%
B1	16163EAY4	994.05513228	1.52112251	4.86251516	6.38363768	992.53400977	5.869915%
B2	16163EAZ1	994.05512720	1.52112510	4.86251639	6.38364149	992.53400210	5.869915%
B3	16163EBA5	994.05513483	1.52112122	4.86251947	6.38364069	992.53401361	5.869915%
B4	16163EBB3	994.05512211	1.52112768	4.86251434	6.38364203	992.53399443	5.869915%
B5	16163EBC1	994.05513615	1.52111761	4.86251923	6.38363685	992.53401854	5.869915%
TOTALS		973.91004522	11.30770132	4.75140244	16.05910376	962.60258764
IA2	16163EAB4	939.05727661	0.00000000	0.02347645	0.02347645	919.66960758	0.030000%
IAX	16163EAK4	964.98711510	0.00000000	4.82493570	4.82493570	947.61638876	6.000000%
IIAX	16163EAT5	971.95757879	0.00000000	4.45480576	4.45480576	940.97032183	5.500000%
AP1	N/A	996.15491816	1.25083020	0.00000000	1.25083020	994.90408795	0.000000%
AP2	N/A	983.91204099	3.68289309	0.00000000	3.68289309	980.22914790	0.000000%

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
July 25, 2007

DISTRIBUTION IN DOLLARS
CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
IIA2	141,350,000.00	136,916,084.91	3,254,414.61	627,532.06	3,881,946.67	0.00	0.00	133,661,670.30
IIA3	12,229,914.00	12,229,914.00	0.00	56,053.77	56,053.77	0.00	0.00	12,229,914.00

*Please Note: Above Certificates are Exchanged Certificates

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
July 25, 2007

Total Scheduled Principal Amount	911,897.48
Group 1 AP Scheduled Principal Amount	448.88
Group 1 Non-PO Scheduled Principal Amount	344,390.87
Group 2 AP Scheduled Principal Amount	197.74
Group 2 Non-PO Scheduled Principal Amount	566,859.99

Total Unscheduled Principal Amounts	5,986,426.80
Group 1 AP Unscheduled Principal Amount	184.97
Group 1 Non-PO Unscheduled Principal Amount	3,275,673.47
Group 2 AP Unscheduled Principal Amount	0.77
Group 2 Non-PO Unscheduled Principal Amount	2,710,567.59

Group 1 One Month CPR	8.609221%
Group 2 One Month CPR	19.086171%

Total Repurchase Proceeds	0.00
Group AP Repurchase Proceeds	0.00
Group 1 Repurchase Proceeds	0.00
Group 2 Repurchase Proceeds	0.00

Total Beginning Principal Balance of Mortgage Loans	594,151,891.97
Group 1 AP Beginning Principal Balance	504,794.97
Group 1 Beginning Principal Balance	438,641,722.86
Group 2 AP Beginning Principal Balance	53,033.44
Group 2 Beginning Principal Balance	155,510,169.11

Total Ending Principal Balance of Mortgage Loans	587,253,567.69
Group 1 AP Ending Principal Balance	504,161.12
Group 1 Ending Principal Balance	435,021,024.67
Group 2 AP Ending Principal Balance	52,834.93
Group 2 Ending Principal Balance	152,232,543.02

Aggregate Amount of Servicer Advances	191,273.58

Aggregate Amount of Recovered Servicer Advances	340,700.67

Aggregate Number of Outstanding Mortgage Loans	875.00

Aggregate Weighted Average Coupon	6.379954%

Aggregate Weighted Average Remaining Term	307
Total Gross Interest	3,158,884.58
Group 1 Gross Interest	2,364,305.68
Group 2 Gross Interest	794,578.90

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
July 25, 2007

Total Servicing Fees	126,752.39
Group 1 Servicing Fees	93,576.88
Group 2 Servicing Fees	33,175.51

Total Net Liquidation Proceeds	0.00
Group 1 Net Liquidation Proceeds	0.00
Group 2 Net Liquidation Proceeds	0.00
Current Period Aggregate Realized Losses	0.00
Current Period Group 1 Realized Losses	0.00
Current Period Group 2 Realized Losses	0.00

Cumulative Realized Losses	0.00
Cumulative Group 1 Realized Losses	0.00
Cumulative Group 2 Realized Losses	0.00

Fraud Loss Amount	18,302,057.00
Bankruptcy Loss Amount	156,880.00
Special Hazard Loss Amount	6,100,686.00

Class A Principal Balance	569,894,220.17
Class AP Principal Balance	557,828.38
Class A Group 1 Principal Balance	420,190,392.88
Class A Group 2 Principal Balance	149,145,998.91
Class AM Principal Balance	9,096,598.49
Class M1 Principal Balance	7,883,751.83
Class B Principal Balance	7,277,321.46

Class A Percentage	95.917261%
Class AP Percentage	0.093886%
Non-PO Class A Group 1 Percentage	95.903898%
Non-PO Class A Group 2 Percentage	95.940272%
Class AM Percentage	1.531022%
Class M1 Percentage	1.326892%
Class B Percentage	1.224825%

Class A Group 1 Prepayment Percentage	100.0000%
Class A Group 2 Prepayment Percentage	100.0000%

Original Credit Support AM	2.50%
Original Credit Support M1	1.20%
Original Credit Support B1	0.70%
Original Credit Support B2	0.45%
Original Credit Support B3	0.25%
Original Credit Support B4	0.15%

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
July 25, 2007

Current Credit Support AM	2.55%
Current Credit Support M1	1.22%
Current Credit Support B1	0.71%
Current Credit Support B2	0.46%
Current Credit Support B3	0.26%
Current Credit Support B4	0.15%

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
July 25, 2007

Number and Aggregate Principal Amounts of Mortgage Loans in Delinquency

Delinquency by Group
Group 1
Category	Number	Principal Balance	Percentage
1 Month	10	6,573,008.78	1.51%
2 Month	1	493,943.26	0.11%
3 Month	1	561,422.88	0.13%
Total	12	7,628,374.92	1.75%

Delinquency by Group
Group 2
Category	Number	Principal Balance	Percentage
1 Month	0	0.00	0
2 Month	0	0.00	0
3 Month	0	0.00	0
Total	0	0.00	0

Delinquency Totals
Group Totals
Category	Number	Principal Balance	Percentage
1 Month	10	6,573,008.78	1.12%
2 Month	1	493,943.26	0.08%
3 Month	1	561,422.88	0.10%
Total	12	7,628,374.92	1.30%

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
July 25, 2007

Number and Aggregate Principal Amounts of Mortgage Loans in Bankruptcy

Bankruptcy Group Report
Group Number	Number of Loans	Principal Balance	Percentage
1	0	0.00	0.00%
2	0	0.00	0.00%
Total	0	0.00	0.00%

Number and Aggregate Principal Amounts of Mortgage Loans in Foreclosure

Foreclosure Group Report
Group Number	Number of Loans	Principal Balance	Percentage
1	3	1,752,862.16	0.40%
2	0	0.00	0.00%
Total	3	1,752,862.16	0.30%

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
July 25, 2007

Number and Aggregate Principal Amounts of REO Loans

REO Group Report
Group Number	Number of Loans	Principal Balance	Percentage
1	0	0.00	0.00%
2	0	0.00	0.00%
Total	0	0.00	0.00%

REO Property Scheduled Balance
Group Number	Loan Number	REO Date	Schedule Principal Balance
			0.00
Total			0.00

Prepayment Liquidated Loan Report
Group Number	Loan Number	Date	Penalties	Premiums	Prepayment Amount	Current Note Rate	Original Stated Term	Original LTV Ratio (%)	Loan Origination Date
			0.00	0.00	0.00	.0	0.00	0.00
Total			0.00	0.00	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
July 25, 2007

Realized Loss Group Report
Group Number	Current Loss	Cumulative Loss	Ending Balance	Balance of Liquidated Loans	Net Liquidation Proceeds
1	0.00	0.00	435,021,024.67	0.00	0.00
2	0.00	0.00	152,232,543.02	0.00	0.00
TOTAL	0.00	0.00	587,253,567.69	0.00	0.00

Aggregate Outstanding Interest Shortfalls
Class IA1 Shortfall	0.00
Class IA2 Shortfall	0.00
Class IA3 Shortfall	0.00
Class IA4 Shortfall	0.00
Class IA5 Shortfall	0.00
Class IA6 Shortfall	0.00
Class IA7 Shortfall	0.00
Class IA8 Shortfall	0.00
Class IA9 Shortfall	0.00
Class IIA1 Shortfall	0.00
Class IIA2 Shortfall	0.00
Class IIA3 Shortfall	0.00
Class AR Shortfall	0.00
Class IAX Shortfall	0.00
Class IIAX Shortfall	0.00
Class AM Shortfall	0.00
Class M1 Shortfall	0.00
Class B1 Shortfall	0.00
Class B2 Shortfall	0.00
Class B3 Shortfall	0.00
Class B4 Shortfall	0.00
Class B5 Shortfall	0.00

Compensating Interest Shortfalls

Total Compensating Interest Shortfall	0.00
Compensating Interest Shortfall IA1	0.00
Compensating Interest Shortfall IA2	0.00
Compensating Interest Shortfall IA3	0.00
Compensating Interest Shortfall IA4	0.00
Compensating Interest Shortfall IA5	0.00
Compensating Interest Shortfall IA6	0.00
Compensating Interest Shortfall IA7	0.00
Compensating Interest Shortfall IA8	0.00
Compensating Interest Shortfall IA9	0.00
Compensating Interest Shortfall IIA1	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
July 25, 2007

Compensating Interest Shortfall IIA2	0.00
Compensating Interest Shortfall IIA3	0.00
Compensating Interest Shortfall AR	0.00
Compensating Interest Shortfall IAX	0.00
Compensating Interest Shortfall IIAX	0.00
Compensating Interest Shortfall AM	0.00
Compensating Interest Shortfall M1	0.00
Compensating Interest Shortfall B1	0.00
Compensating Interest Shortfall B2	0.00
Compensating Interest Shortfall B3	0.00
Compensating Interest Shortfall B4	0.00
Compensating Interest Shortfall B5	0.00

Relief Act Shortfalls

Total Relief Act	0.00

Relief Act Reduction IA1	0.00
Relief Act Reduction IA2	0.00
Relief Act Reduction IA3	0.00
Relief Act Reduction IA4	0.00
Relief Act Reduction IA5	0.00
Relief Act Reduction IA6	0.00
Relief Act Reduction IA7	0.00
Relief Act Reduction IA8	0.00
Relief Act Reduction IA9	0.00
Relief Act Reduction IIA1	0.00
Relief Act Reduction IIA2	0.00
Relief Act Reduction IIA3	0.00
Relief Act Reduction AR	0.00
Relief Act Reduction IAX	0.00
Relief Act Reduction IIAX	0.00
Relief Act Reduction AM	0.00
Relief Act Reduction M1	0.00
Relief Act Reduction B1	0.00
Relief Act Reduction B2	0.00
Relief Act Reduction B3	0.00
Relief Act Reduction B4	0.00
Relief Act Reduction B5	0.00

Yield Maintenance Agreement Amount Received
Class IA1	0.00

Reserve Fund - Per Yield Maintenance Agreement
Deposit Total In the Reserve Fund	0.00
Withdrawal Total From the Reserve Fund	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
July 25, 2007

ADDITIONAL POOL PERFORMANCE INFORMATION

Any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time?	NO

Any material breaches of pool asset representations or warranties or transaction covenants?	NO

Any material changes as to methodology regarding calculations of delinquencies and charge-offs?	NO

Any new issuance of asset-backed securities backed by the same asset pool, or any pool asset changes?	NO

Any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool assests?
NO

Copyright 2007 Bank of New York & Co. All rights reserved.